UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Telemark Asset Management, LLC
Address:    One International Place, Suite 2401
            Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian C. Miley
Title:      Chief Financial Officer
Phone:      (617) 526-8910
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
Signature, Place and Date of Signing    /s/ Brian C. Miley        Boston, Massachusetts     11/02/2010
                                        ---------------------     ---------------------     ----------------
                                        [Signature]               [City, State]             [Date]
                                        Brian C. Miley, Chief
                                        Financial Officer
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Report Type (Check only one.):
[X]  13F  HOLDINGS  REPORT.  (Check  here  if all holding of this reporting manager  are  reported  in  this  report.)
[ ]  13F  NOTICE. (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)
[ ]  13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this  reporting  manager  are  reported  in  this  report and a portion are reported  by  other reporting  manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43 Data Records

Form 13F Information Table Value Total:    $187,972 (thousands)

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
                                 Column 2  Column 3   Column 4           Column 5          Column 6  Column 7         Column 8
            Column 1             Title of              Value    SHRS or                   Investment  Other       Voting authority
         Name of Issuer           Class    CUSIP      (x$1000) PRN Amount SH/PRN PUT/CALL Discretion Managers    Sole   Shared  None
ARM HOLDINGS PLC                  EQUITY   G0483X122    6,165  1,000,000   SH                SOLE             1,000,000
ARM HOLDINGS ORD                  EQUITY   042068106   18,760  1,000,000   SH                SOLE             1,000,000
APPLE INC                         EQUITY   037833100   14,188     50,000   SH                SOLE                40,000
AB INEV                           EQUITY   03524A108    2,938     50,000   SH                SOLE                50,000
AGNICO EAGLE ORD                  EQUITY   008474108    2,131     30,000   SH                SOLE                30,000
ASSISTED LIVING 'A'               EQUITY   04544X300    5,175    170,000   SH                SOLE               170,000
AMERIGON ORD                      EQUITY   03070l300      721     70,000   SH                SOLE                70,000
AMAZON COMM INC                   EQUITY   023135106   14,135     90,000   SH                SOLE                90,000
BARRICK GLD                       EQUITY   067901108    4,629    100,000   SH                SOLE               100,000
CAPITAL GOLD                      EQUITY   14018Y205      362     75,000   SH                SOLE                75,000
CEPHEID NPV                       EQUITY   15670R107    1,497     80,000   SH                SOLE                80,000
CDN NATURAL RESOURCE              EQUITY   136385101    6,920    200,000   SH                SOLE               200,000
CLEAN HARBORS                     EQUITY   184496107    2,710     40,000   SH                SOLE                30,000
COHERENT                          EQUITY   192479103    6,002    150,000   SH                SOLE               150,000
CENTAMIN EGYPT                    EQUITY   Q215B110       822    300,000   SH                SOLE               300,000
DISCOVERY COMMUNICATIONS          EQUITY   25470F104      871     20,000   SH                SOLE                20,000
ELDORADO GLD                      EQUITY   284902103   10,170    550,000   SH                SOLE               550,000
EOG RESOURCES                     EQUITY   26875P101    7,438    100,000   SH                SOLE               100,000
ENERGY XXI                        EQUITY   G10082140    1,156     50,000   SH                SOLE                50,000
FRANCO NEVADA                     EQUITY   351858105    9,439    300,000   SH                SOLE               300,000
GOLDCORP INC                      EQUITY   380956409    6,528    150,000   SH                SOLE               150,000
HMS HLDGS CORP                    EQUITY   40425J101    2,358     40,000   SH                SOLE                40,000
HITTITE MICROWAVE                 EQUITY   43365Y104    1,430     30,000   SH                SOLE                30,000
II-VI NPV                         EQUITY   902104108    2,240     60,000   SH                SOLE                 2,240
KBR US                            EQUITY   4824W106       986     40,000   SH                SOLE                40,000
LAKE SHORE GOLD                   EQUITY   510728108      350    350,000   SH                SOLE               350,000
MCMORAN EXPOLORATION              EQUITY   582411104    1,205     70,000   SH                SOLE                70,000
NETFLIX                           EQUITY   64110L106    4,865     30,000   SH                SOLE                30,000
NEWMONT MINING                    EQUITY   651639106    9,422    150,000   SH                SOLE               150,000
ORACLE                            EQUITY   68389X105    8,055    300,000   SH                SOLE               300,000
PREMIER GOLD MINES                EQUITY   74051D104      830    150,000   SH                SOLE               150,000
PURE TECHNOLOGIES                 EQUITY   2797816      1,422    350,000   SH                SOLE               350,000
RUBICON TECHNOLOGY                EQUITY   78112T107    3,052    134,500   SH                SOLE               134,500
ROYAL GOLD INC                    EQUITY   780287108    4,984    100,000   SH                SOLE               100,000
RANDGOLD RESOURCES                EQUITY   752344309    4,058     40,000   SH                SOLE                40,000
RUBICON MINERALS                  EQUITY   780911103      412    100,000   SH                SOLE               100,000
SPDR GOLD TRUST GOLD SHARES NPV   EQUITY   78463V107   12,791    100,000   SH                SOLE               100,000
SPECTRUM CONTROL                  EQUITY   847615101    1,030     70,000   SH                SOLE                70,000
TAHOE RESOURCES INC               EQUITY   8023319XX      445     50,000   SH                SOLE                50,000
UNIVERSAL DISPLAY                 EQUITY   91347P105    3,525    150,000   SH                SOLE               150,000
WASTE CONNECTION                  EQUITY   941053100      793     20,000   SH                SOLE                20,000
WTS US GOLD CORP 2/22/2011        EQUITY   XX9P05661       11     75,000   SH                SOLE                75,000
WHITING PETROLEUM                 EQUITY   966387102      955     10,000   SH                SOLE                10,000
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